Share-Based Compensation - Number of Awards Outstanding (Detail) U_pure in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Ending balance	1,196
Exercisable	707
Beginning balance	2,579	2,995
Granted	1,008	972
Exercised	(825)	(1,198)
Forfeited	(118)	(190)
Ending balance	2,644	2,579
Exercisable	707	677
Beginning balance	$ 102.1	$ 89.76
Granted	176.06	157.02
Exercised	91.1	77.98
Forfeited	142.51	122.15
Ending balance	115.75	102.1
Exercisable	$ 91.87	$ 84.32
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,213	1,334
Granted	191	196
Exercised	(206)	(273)
Forfeited	(2)	(44)
Ending balance	1,196	1,213
Exercisable	707	677
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	796	1,018
Granted	613	438
Exercised	(420)	(578)
Forfeited	(73)	(82)
Ending balance	916	796
Exercisable	0	0
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	570	643
Granted	204	338
Exercised	(199)	(347)
Forfeited	(43)	(64)
Ending balance	532	570
Exercisable	0	0